UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

LifePath® Active 2015 Portfolio (formerly, BlackRock Prepared Portfolio 2015)

LifePath® Active 2020 Portfolio (formerly, BlackRock Prepared Portfolio 2020)

LifePath® Active 2025 Portfolio (formerly, BlackRock Prepared Portfolio 2025)

LifePath® Active 2030 Portfolio (formerly, BlackRock Prepared Portfolio 2030)

LifePath® Active 2035 Portfolio (formerly, BlackRock Prepared Portfolio 2035)

LifePath® Active 2040 Portfolio (formerly, BlackRock Prepared Portfolio 2040)

LifePath® Active 2045 Portfolio (formerly, BlackRock Prepared Portfolio 2045)

LifePath® Active 2050 Portfolio (formerly, BlackRock Prepared Portfolio 2050)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2015 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 43.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	23,461	$600,832
BlackRock Commodity Strategies Fund, Institutional Class	33,524	345,968
BlackRock Emerging Markets Fund, Inc., Institutional Class	53,533	1,104,931
BlackRock Equity Dividend Fund, Institutional Class	29,115	605,309
BlackRock International Fund, Institutional Class	16,985	226,575
BlackRock International Opportunities Portfolio, Institutional Class	6,427	226,922
BlackRock Long-Horizon Equity Fund, Institutional Class	61,875	783,336
iShares Dow Jones U.S. Financial Sector Index Fund	10,221	659,663
iShares Dow Jones U.S. Industrial Sector Index Fund	5,796	450,349
iShares Dow Jones U.S. Real Estate Index Fund	1,391	93,573
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,343	111,857
iShares MSCI Germany Index Fund	13,256	340,812
iShares Russell 2000 Index Fund	8,747	783,906
Master Basic Value LLC	$819,624	819,624
Master Large Cap Growth Portfolio	$803,099	803,099

		7,956,756

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 53.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	91,015	$743,594
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	60,322	709,990
Master Total Return Portfolio	$8,201,354	8,201,354

		9,654,938

Short-Term Securities – 2.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	532,366	532,366
Total Affiliated Investment Companies
(Cost – $16,972,505*) – 100.0%		18,144,060
Other Assets Less Liabilities – 0.0%		1,373

Net Assets – 100.0%		$18,145,433

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$16,785,883

Gross unrealized appreciation	$2,244,530
Gross unrealized depreciation	(886,353)

Net unrealized appreciation	$1,358,177

BLACKROCK FUNDS II	JANUARY 31, 2013	1

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	47,700	7,195	31,434	23,461	$600,832	$4,349	$59,857
BlackRock Commodity Strategies Fund, Inc., Institutional Class	–	33,524	–	33,524	$345,968	–	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	53,533	–	53,533	$1,104,931	$14,490	–
BlackRock Equity Dividend Fund, Institutional Class	81,533	6,991	59,409	29,115	$605,309	$4,167	$111,629
BlackRock High Yield Bond Portfolio, BlackRock Class	49,674	41,342	–	91,015	$743,594	$9,914	$2,733
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	–	60,322	–	60,322	$709,990	$429	$11,805
BlackRock International Fund, Institutional Class	42,955	222	26,192	16,985	$226,575	$2,853	$(4,453)
BlackRock International Opportunities Portfolio, Institutional Class	9,838	105	3,516	6,427	$226,922	$3,521	$15,573
BlackRock Liquidity Funds, TempFund, Institutional Class	396,469	135,897[1]	–	532,366	$532,366	$118	–
BlackRock Long-Horizon Equity Fund, Institutional Class	58,740	3,135	–	61,875	$783,336	$21,539	$16,806
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,712	–	14,712	–	–	–	$56,647
iShares Dow Jones U.S. Financial Sector Index Fund	–	10,221	–	10,221	$659,663	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	5,796	–	5,796	$450,349	$389	–
iShares Dow Jones U.S. Real Estate Sector Index Fund	–	1,391	–	1,391	$93,573	$1,099	–
iShares Dow Jones U.S. Technology Sector Index Fund	3,845	–	3,845	–	–	$1,053	$4,154
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	3,343	–	3,343	$111,857	$3,638	–
iShares MSCI Emerging Markets Index Fund	11,003	–	11,003	–	–	–	$46,991
iShares MSCI Germany Index Fund	13,256	–	–	13,256	$340,812	–	–
iShares Russell 2000 Index Fund	–	8,747	–	8,747	$783,906	$6,356	–
Master Basic Value LLC	$642,714	$176,910[1]	–	$819,624	$819,624	$5,324	$38,485
Master Large Cap Growth Portfolio	$1,043,733	–	$240,634[2]	$803,099	$803,099	$4,668	$5,402
Master S&P 500 Stock Portfolio	$1,323,084	–	$1,323,084[2]	–	–	$6,719	$1,562
Master Total Return Portfolio	$7,613,169	$588,185[1]	–	$8,201,354	$8,201,354	$88,293	$17,328
Master Value Opportunities LLC	$371,260	–	$371,260[2]	–	–	$657	$648

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 8,319,983	$ 9,824,077	–	$ 18,144,060

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

2	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2020 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 56.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,063	$1,179,676
BlackRock Commodity Strategies Fund, Institutional Class	40,205	414,911
BlackRock Emerging Markets Fund, Inc., Institutional Class	75,309	1,554,375
BlackRock Equity Dividend Fund, Institutional Class	55,869	1,161,506
BlackRock International Fund, Institutional Class	33,646	448,844
BlackRock International Opportunities Portfolio, Institutional Class	12,701	448,487
BlackRock Long-Horizon Equity Fund, Institutional Class	88,927	1,125,814
iShares Dow Jones U.S. Financial Sector Index Fund	15,804	1,019,990
iShares Dow Jones U.S. Industrial Sector Index Fund	8,317	646,231
iShares Dow Jones U.S. Real Estate Index Fund	4,341	292,019
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	10,435	349,155
iShares MSCI Germany Index Fund	17,059	438,587
iShares Russell 2000 Index Fund	9,292	832,749
Master Basic Value LLC	$1,142,411	1,142,411
Master Large Cap Growth Portfolio	$1,110,686	1,110,686

		12,165,441

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 45.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	87,272	$713,008
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	57,742	679,622
Master Total Return Portfolio	$8,350,937	8,350,937

		9,743,567

Short-Term Securities – 2.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	590,026	590,026
Total Affiliated Investment Companies
(Cost – $20,707,116*) – 103.8%		22,499,034
Liabilities in Excess of Other Assets – (3.8)%		(816,382)

Net Assets – 100.0%		$21,682,652

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,513,888

Gross unrealized appreciation	$3,026,616
Gross unrealized depreciation	(1,041,470)

Net unrealized appreciation	$1,985,146

BLACKROCK FUNDS II	JANUARY 31, 2013	3

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,993	15,817	30,747	46,063	$1,179,676	$7,204	$57,734
BlackRock Commodity Strategies Fund, Inc., Institutional Class	–	40,205	–	40,205	$414,911	$85	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	8	80,746	5,446	75,309	$1,554,375	$21,857	$5,706
BlackRock Equity Dividend Fund, Institutional Class	108,657	13,044	65,832	55,869	$1,161,506	$6,910	$159,617
BlackRock High Yield Bond Portfolio, BlackRock Class	58,926	28,345	–	87,272	$713,008	$9,878	$2,618
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	–	57,742	–	57,742	$679,622	$411	$11,299
BlackRock International Fund, Institutional Class	54,452	4,597	25,403	33,646	$448,844	$4,944	$(4,319)
BlackRock International Opportunities Portfolio, Institutional Class	14,592	1,773	3,663	12,701	$448,487	$6,087	$15,819
BlackRock Latin America Fund, Inc, Institutional Class	1	–	1	–	–	–	–
BlackRock Liquidity Funds, TempFund, Institutional Class	602,354	–	12,328[2]	590,026	$590,026	$207	–
BlackRock Long-Horizon Equity Fund, Institutional Class	84,421	4,506	–	88,927	$1,125,814	$30,957	$24,154
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,703	–	20,703	–	–	–	$81,689
iShares Dow Jones U.S. Financial Sector Index Fund	–	15,804	–	15,804	$1,019,990	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	8,317	–	8,317	$646,231	$558	–
iShares Dow Jones U.S. Real Estate Sector Index Fund	–	4,341	–	4,341	$292,019	$3,431	–
iShares Dow Jones U.S. Technology Sector Index Fund	4,948	–	4,948	–	–	$1,356	$5,346
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	10,435	–	10,435	$349,155	$11,354	–
iShares MSCI Emerging Markets Index Fund	14,023	–	14,023	–	–	–	$59,889
iShares MSCI Germany Index Fund	17,059	–	–	17,059	$438,587	–	–
iShares Russell 2000 Index Fund	–	9,292	–	9,292	$832,749	$6,752	–
Master Basic Value LLC	$645,245	$497,166[1]	–	$1,142,411	$1,142,411	$6,910	$56,585
Master Large Cap Growth Portfolio	$1,065,007	$45,679[1]	–	$1,110,686	$1,110,686	$6,377	$8,308
Master S&P 500 Stock Portfolio	$1,671,234	–	$1,671,234[2]	–	–	$8,262	$1,858
Master Total Return Portfolio	$7,898,916	$452,021[1]	–	$8,350,937	$8,350,937	$90,058	$17,868
Master Value Opportunities LLC	$509,484	–	$509,484[2]	–	–	$901	$889

[1]	Represents net beneficial interest purchased.
[2]	Represents net shares/beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 11,895,000	$ 10,604,034	–	$ 22,499,034

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

4	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2025 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 63.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,672	$1,195,264
BlackRock Commodity Strategies Fund, Institutional Class	31,034	320,270
BlackRock Emerging Markets Fund, Inc., Institutional Class	64,026	1,321,487
BlackRock Equity Dividend Fund, Institutional Class	56,962	1,184,231
BlackRock International Fund, Institutional Class	33,540	447,418
BlackRock International Opportunities Portfolio, Institutional Class	12,641	446,360
BlackRock Long-Horizon Equity Fund, Institutional Class	78,212	990,159
iShares Dow Jones U.S. Financial Sector Index Fund	12,324	795,391
iShares Dow Jones U.S. Industrial Sector Index Fund	6,948	539,860
iShares Dow Jones U.S. Real Estate Index Fund	5,278	355,051
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	12,598	421,529
iShares MSCI Germany Index Fund	14,564	374,440
iShares Russell 2000 Index Fund	6,411	574,554
Master Basic Value LLC	$1,239,291	1,239,291
Master Large Cap Growth Portfolio	$1,147,072	1,147,072

		11,352,377

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 35.4%
BlackRock High Yield Bond Portfolio, BlackRock Class	53,136	$434,123
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	35,188	414,166
Master Total Return Portfolio	$5,489,908	5,489,908

		6,338,197

Short-Term Securities – 2.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	478,917	478,917
Total Affiliated Investment Companies
(Cost – $16,735,549*) – 101.4%		18,169,491
Liabilities in Excess of Other Assets – (1.4)%		(248,785)

Net Assets – 100.0%		$17,920,706

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$16,559,425

Gross unrealized appreciation	$2,395,608
Gross unrealized depreciation	(785,542)

Net unrealized appreciation	$1,610,066

BLACKROCK FUNDS II	JANUARY 31, 2013	5

Schedule of Investments (concluded)	LifePath Active 2025 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,918	12,198	12,444	46,672	$1,195,264	$7,103	$(5,573)
BlackRock Commodity Strategies Fund, Inc., Institutional Class	–	31,034	–	31,034	$320,270	–	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	72,829	8,803	64,026	$1,321,487	$19,712	$9,782
BlackRock Equity Dividend Fund, Institutional Class	86,897	8,531	38,466	56,962	$1,184,231	$6,808	$79,494
BlackRock High Yield Bond Portfolio, BlackRock Class	34,773	18,363	–	53,136	$434,123	$6,039	$1,597
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	–	35,188	–	35,188	$414,166	$250	$6,886
BlackRock International Fund, Institutional Class	38,785	438	5,684	33,540	$447,418	$5,633	$(966)
BlackRock International Opportunities Portfolio, Institutional Class	8,670	3,971	–	12,641	$446,360	$6,926	–
BlackRock Liquidity Funds, TempFund, Institutional Class	572,283	–	93,366[2]	478,917	$478,917	$178	–
BlackRock Long-Horizon Equity Fund, Institutional Class	60,623	17,588	–	78,212	$990,159	$22,230	$17,345
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,782	–	14,782	–	–	–	$58,986
iShares Dow Jones U.S. Financial Sector Index Fund	–	12,324	–	12,324	$795,391	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	6,948	–	6,948	$539,860	$466	–
iShares Dow Jones U.S. Real Estate Sector Index Fund	–	5,278	–	5,278	$355,051	$3,988	–
iShares Dow Jones U.S. Technology Sector Index Fund	3,384	–	3,384	–	–	$927	$3,656
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	12,598	–	12,598	$421,529	$13,202	–
iShares MSCI Emerging Markets Index Fund	9,978	–	9,978	–	–	–	$42,614
iShares MSCI Germany Index Fund	11,668	2,896	–	14,564	$374,440	–	–
iShares Russell 2000 Index Fund	–	6,411	–	6,411	$574,554	$4,658	–
Master Basic Value LLC	$636,814	$602,477[1]	–	$1,239,291	$1,239,291	$6,659	$59,056
Master Large Cap Growth Portfolio	$980,098	$166,974[1]	–	$1,147,072	$1,147,072	$5,931	$8,060
Master S&P 500 Stock Portfolio	$1,602,270	–	$1,602,270[2]	–	–	$7,182	$1,404
Master Total Return Portfolio	$4,652,263	$837,645[1]	–	$5,489,908	$5,489,908	$55,771	$10,735
Master Value Opportunities LLC	$365,741	–	$365,741[2]	–	–	$647	$638

[1]	Represents net beneficial interest purchased.
[2]	Represents net shares/beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 10,293,220	$ 7,876,271	–	$ 18,169,491

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

6	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2030 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 69.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,511	$1,344,802
BlackRock Commodity Strategies Fund, Institutional Class	36,954	381,370
BlackRock Emerging Markets Fund, Inc., Institutional Class	92,831	1,916,031
BlackRock Equity Dividend Fund, Institutional Class	65,121	1,353,865
BlackRock International Fund, Institutional Class	38,197	509,548
BlackRock International Opportunities Portfolio, Institutional Class	14,396	508,321
BlackRock Long-Horizon Equity Fund, Institutional Class	116,329	1,472,722
iShares Dow Jones U.S. Financial Sector Index Fund	14,968	966,035
iShares Dow Jones U.S. Industrial Sector Index Fund	8,072	627,194
iShares Dow Jones U.S. Real Estate Index Fund	7,412	498,605
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	17,626	589,766
iShares MSCI Germany Index Fund	15,969	410,563
iShares Russell 2000 Index Fund	6,848	613,718
Master Basic Value LLC	$1,393,553	1,393,553
Master Large Cap Growth Portfolio	$1,329,228	1,329,228

		13,915,321

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 27.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	54,632	$446,340
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,017	376,839
Master Total Return Portfolio	$4,732,345	4,732,345

		5,555,524

Short-Term Securities – 4.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	844,357	844,357
Total Affiliated Investment Companies
(Cost – $18,530,519*) – 101.8%		20,315,202
Liabilities in Excess of Other Assets – (1.8)%		(361,161)

Net Assets – 100.0%		$19,954,041

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,204,301

Gross unrealized appreciation	$2,905,911
Gross unrealized depreciation	(795,010)

Net unrealized appreciation	$2,110,901

BLACKROCK FUNDS II	JANUARY 31, 2013	7

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	83,772	7,492	38,754	52,511	$1,344,802	$9,297	$118,627
BlackRock Commodity Strategies Fund, Institutional Class	–	36,954	–	36,954	$381,370	$78	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	97,566	4,735	92,831	$1,916,031	$26,408	$5,130
BlackRock Equity Dividend Fund, Institutional Class	126,239	9,214	70,332	65,121	$1,353,865	$8,923	$159,300
BlackRock High Yield Bond Portfolio, BlackRock Class	36,897	17,735	–	54,632	$446,340	$5,631	$1,454
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	–	32,017	–	32,017	$376,839	$228	$6,266
BlackRock International Fund, Institutional Class	68,772	499	31,074	38,197	$509,548	$6,416	$(5,587)
BlackRock International Opportunities Portfolio, Institutional Class	18,333	235	4,172	14,396	$508,321	$7,887	$13,140
BlackRock Liquidity Funds, TempFund, Institutional Class	392,896	451,461[1]	–	844,357	$844,357	$164	–
BlackRock Long-Horizon Equity Fund, Institutional Class	110,434	5,895	–	116,329	$1,472,722	$40,495	$31,596
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	25,739	–	25,739	–	–	–	$92,792
iShares Dow Jones U.S. Financial Sector Index Fund	–	14,968	–	14,968	$966,035	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	8,072	–	8,072	$627,194	$541	–
iShares Dow Jones U.S. Real Estate Index Fund	–	7,762	350	7,412	$498,605	$6,134	$1,406
iShares Dow Jones U.S. Technology Sector Index Fund	4,632	–	4,632	–	–	$1,269	$5,004
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	18,659	1,033	17,626	$589,766	$20,303	$1,268
iShares MSCI Emerging Markets Index Fund	12,997	–	12,997	–	–	–	$55,507
iShares MSCI Germany Index Fund	15,969	–	–	15,969	$410,563	–	–
iShares Russell 2000 Index Fund	–	6,848	–	6,848	$613,718	$4,976	–
Master Basic Value LLC	$857,508	$536,045[1]	–	$1,393,553	$1,393,553	$8,433	$66,158
Master Large Cap Growth Portfolio	$1,353,789	–	$24,561[2]	$1,329,228	$1,329,228	$7,593	$9,290
Master S&P 500 Stock Portfolio	$1,980,356	–	$1,980,356[2]	–	–	$8,732	$1,661
Master Total Return Portfolio	$4,579,931	$152,414[1]	–	$4,732,345	$4,732,345	$51,906	$10,454
Master Value Opportunities LLC	$632,589	–	$632,589[2]	–	–	$1,118	$1,104

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 12,860,076	$ 7,455,126	–	$ 20,315,202

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

8	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2035 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 77.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,062	$795,507
BlackRock Commodity Strategies Fund, Institutional Class	16,203	167,218
BlackRock Emerging Markets Fund, Inc., Institutional Class	46,126	952,034
BlackRock Equity Dividend Fund, Institutional Class	37,156	772,472
BlackRock International Fund, Institutional Class	19,104	254,850
BlackRock International Opportunities Portfolio, Institutional Class	7,221	254,974
BlackRock Long-Horizon Equity Fund, Institutional Class	55,869	707,305
iShares Dow Jones U.S. Financial Sector Index Fund	6,655	429,514
iShares Dow Jones U.S. Industrial Sector Index Fund	3,589	278,865
iShares Dow Jones U.S. Real Estate Index Fund	4,215	283,543
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	10,040	335,938
iShares MSCI Germany Index Fund	7,015	180,356
iShares Russell 2000 Index Fund	2,695	241,526
Master Basic Value LLC	$796,114	796,114
Master Large Cap Growth Portfolio	$742,745	742,745

		7,192,961

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 21.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	22,872	$186,866
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,005	117,765
Master Total Return Portfolio	$1,691,467	1,691,467

		1,996,098

Short-Term Securities – 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	300,542	300,542
Total Affiliated Investment Companies (Cost – $8,576,688*) – 102.0%		9,489,601
Liabilities in Excess of Other Assets – (2.0)%		(184,752)

Net Assets – 100.0%		$9,304,849

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$8,435,187

Gross unrealized appreciation	$1,409,819
Gross unrealized depreciation	(355,405)

Net unrealized appreciation	$1,054,414

BLACKROCK FUNDS II	JANUARY 31, 2013	9

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,959	10,447	24,343	31,062	$795,507	$4,461	$81,255
BlackRock Commodity Strategies Fund, Institutional Class	–	16,203	–	16,203	$167,218	$34	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	49,337	3,212	46,126	$952,034	$12,730	$32
BlackRock Equity Dividend Fund, Institutional Class	81,419	6,727	50,990	37,156	$772,472	$4,277	$133,975
BlackRock High Yield Bond Portfolio, BlackRock Class	24,633	8,018	9,779	22,872	$186,866	$2,723	$2,044
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	–	10,005	–	10,005	$117,765	$71	$1,958
BlackRock International Fund, Institutional Class	31,216	1,996	14,107	19,104	$254,850	$2,912	$(2,768)
BlackRock International Opportunities Portfolio, Institutional Class	9,688	775	3,243	7,221	$254,974	$3,590	$13,147
BlackRock Liquidity Funds, TempFund, Institutional Class	163,571	136,971[1]	–	300,542	$300,542	$94	–
BlackRock Long-Horizon Equity Fund, Institutional Class	61,485	3,282	8,898	55,869	$707,305	$22,546	$29,152
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	13,934	–	13,934	–	–	–	$55,033
iShares Dow Jones U.S. Financial Sector Index Fund	–	6,655	–	6,655	$429,514	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	3,589	–	3,589	$278,865	$241	–
iShares Dow Jones U.S. Real Estate Index Fund	–	4,215	–	4,215	$283,543	$3,232	–
iShares Dow Jones U.S. Technology Sector Index Fund	2,034	–	2,034	–	–	$557	$2,198
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	10,040	–	10,040	$335,938	$10,699	–
iShares MSCI Emerging Markets Index Fund	5,959	–	5,959	–	–	–	$25,450
iShares MSCI Germany Index Fund	7,015	–	–	7,015	$180,356	–	–
iShares Russell 2000 Index Fund	–	2,695	–	2,695	$241,526	$1,958	–
Master Basic Value LLC	$424,541	$371,573[1]	–	$796,114	$796,114	$4,036	$35,422
Master Large Cap Growth Portfolio	$623,237	$119,508[1]	–	$742,745	$742,745	$3,803	$4,624
Master S&P 500 Portfolio	$974,823	–	$974,823[2]	–	–	$4,103	$718
Master Total Return Portfolio	$474,059	$1,217,408[1]	–	$1,691,467	$1,691,467	$14,595	$2,323
Master Value Opportunities LLC	$344,735	–	$344,735[2]	–	–	$610	$22,864

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 6,259,275	$ 3,230,326	–	$ 9,489,601

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

10	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2040 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 84.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,854	$1,199,923
BlackRock Commodity Strategies Fund, Institutional Class	23,565	243,192
BlackRock Emerging Markets Fund, Inc., Institutional Class	67,706	1,397,450
BlackRock Equity Dividend Fund, Institutional Class	58,140	1,208,735
BlackRock International Fund, Institutional Class	33,403	445,590
BlackRock International Opportunities Portfolio, Institutional Class	12,600	444,920
BlackRock Long-Horizon Equity Fund, Institutional Class	80,386	1,017,691
iShares Dow Jones U.S. Financial Sector Index Fund	9,394	606,289
iShares Dow Jones U.S. Industrial Sector Index Fund	5,066	393,628
iShares Dow Jones U.S. Real Estate Index Fund	6,860	461,472
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	16,491	551,789
iShares MSCI Germany Index Fund	9,077	233,370
iShares Russell 2000 Index Fund	3,510	314,566
Master Basic Value LLC	$1,211,335	1,211,335
Master Large Cap Growth Portfolio	$1,195,488	1,195,488

		10,925,438

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 15.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	28,945	$236,477
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,649	101,803
Master Total Return Portfolio	$1,669,982	1,669,982

		2,008,262

Short-Term Securities – 3.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	478,186	478,186
Total Affiliated Investment Companies (Cost – $12,033,576*) – 103.6%		13,411,886
Liabilities in Excess of Other Assets – (3.6)%		(469,560)

Net Assets – 100.0%		$12,942,326

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,872,426

Gross unrealized appreciation	$2,036,283
Gross unrealized depreciation	(496,823)

Net unrealized appreciation	$1,539,460

BLACKROCK FUNDS II	JANUARY 31, 2013	11

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	63,740	9,543	26,429	46,854	$1,199,923	$7,478	$36,397
BlackRock Commodity Strategy Fund, Institutional Class	–	23,565	–	23,565	$243,192	$50	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	74,040	6,334	67,706	$1,397,450	$20,040	$6,705
BlackRock Equity Dividend Fund, Institutional Class	100,606	9,997	52,463	58,140	$1,208,735	$7,179	$84,570
BlackRock High Yield Bond Portfolio, BlackRock Class	13,569	16,160	784	28,945	$236,477	$2,028	$360
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	–	8,649	–	8,649	$101,803	$62	$1,693
BlackRock International Fund, Institutional Class	39,264	14,838	20,699	33,403	$445,590	$5,610	$(4,039)
BlackRock International Opportunities Portfolio, Institutional Class	11,769	831	–	12,600	$444,920	$6,903	–
BlackRock Liquidity Funds, TempFund, Institutional Class	416,442	61,744[1]	–	478,186	$478,186	$97	–
BlackRock Long-Horizon Equity Fund, Institutional Class	76,313	4,073	–	80,386	$1,017,691	$27,983	$21,834
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	17,362	–	17,362	–	–	–	$64,156
iShares Dow Jones U.S. Financial Sector Index Fund	–	9,394	–	9,394	$606,289	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	5,066	–	5,066	$393,628	$340	–
iShares Dow Jones U.S. Real Estate Index Fund	–	6,860	–	6,860	$461,472	$5,421	–
iShares Dow Jones U.S. Technology Sector Index Fund	2,632	–	2,632	–	–	$721	$2,844
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	16,491	–	16,491	$551,789	$17,944	–
iShares MSCI Emerging Markets Index Fund	7,588	–	7,588	–	–	–	$32,407
iShares MSCI Germany Index Fund	9,077	–	–	9,077	$233,370	–	–
iShares Russell 2000 Index Fund	–	3,510	–	3,510	$314,566	$2,550	–
Master Basic Value LLC	$850,787	$360,548[1]	–	$1,211,335	$1,211,335	$7,494	$54,794
Master Large Cap Growth Portfolio	$1,232,751	–	$37,263[2]	$1,195,488	$1,195,488	$6,499	$8,286
Master S&P 500 Stock Portfolio	$1,541,461	–	$1,541,461[2]	–	–	$6,282	$1,030
Master Total Return Portfolio	$816,540	$853,442[1]	–	$1,669,982	$1,669,982	$16,513	$2,931
Master Value Opportunities LLC	$441,958	–	$441,958[2]	–	–	$784	$772

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 9,335,081	$ 4,076,805	–	$ 13,411,886

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

12	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2045 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 88.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	23,483	$601,388
BlackRock Commodity Strategies Fund, Institutional Class	10,533	108,698
BlackRock Emerging Markets Fund, Inc., Institutional Class	32,544	671,707
BlackRock Equity Dividend Fund, Institutional Class	29,092	604,828
BlackRock International Fund, Institutional Class	16,401	218,790
BlackRock International Opportunities Portfolio, Institutional Class	6,181	218,267
BlackRock Long-Horizon Equity Fund, Institutional Class	36,162	457,805
iShares Dow Jones U.S. Financial Sector Index Fund	4,189	270,358
iShares Dow Jones U.S. Industrial Sector Index Fund	2,309	179,409
iShares Dow Jones U.S. Real Estate Index Fund	3,589	241,432
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,563	286,518
iShares MSCI Germany Index Fund	4,374	112,456
iShares Russell 2000 Index Fund	1,400	125,468
Master Basic Value LLC	$602,941	602,941
Master Large Cap Growth Portfolio	$599,775	599,775

		5,299,840

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 10.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	13,757	$112,393
Master Total Return Portfolio	$486,697	486,697

		599,090

Short-Term Securities – 3.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	224,471	224,471
Total Affiliated Investment Companies (Cost – $5,494,158*) – 102.1%		6,123,401
Liabilities in Excess of Other Assets – (2.1)%		(127,405)

Net Assets – 100.0%		$5,995,996

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,426,068

Gross unrealized appreciation	$940,992
Gross unrealized depreciation	(243,659)

Net unrealized appreciation	$697,333

BLACKROCK FUNDS II	JANUARY 31, 2013	13

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	30,093	4,716	11,327	23,483	$601,388	$3,644	$8,944
BlackRock Commodity Strategy Fund, Institutional Class	–	10,533	–	10,533	$108,698	–	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	35,425	2,881	32,544	$671,707	$9,588	$3,033
BlackRock Equity Dividend Fund, Institutional Class	48,177	5,269	24,354	29,092	$604,828	$3,495	$30,962
BlackRock High Yield Bond Portfolio, BlackRock Class	13,493	264	–	13,757	$112,393	$1,743	$414
BlackRock International Fund, Institutional Class	28,839	214	12,652	16,401	$218,790	$2,755	$(1,431)
BlackRock International Opportunities Portfolio, Institutional Class	4,819	1,363	–	6,181	$218,267	$3,387	–
BlackRock Liquidity Funds, TempFund, Institutional Class	172,264	52,207[1]		224,471	$224,471	$61	–
BlackRock Long-Horizon Equity Fund, Institutional Class	34,329	1,832	–	36,162	$457,805	$12,588	$9,822
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,848	–	7,848	–	–	–	$26,828
iShares Dow Jones U.S. Financial Sector Index Fund	–	4,189	–	4,189	$270,358	–	–
iShares Dow Jones U.S. Industrial Sector Index Fund	–	2,309	–	2,309	$179,409	$155	–
iShares Dow Jones U.S. Real Estate Index Fund	–	3,589	–	3,589	$241,432	$2,721	–
iShares Dow Jones U.S. Technology Sector Index Fund	1,268	–	1,268	–	–	$347	$1,370
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	8,563	–	8,563	$286,518	$9,005	–
iShares MSCI Emerging Markets Index Fund	3,659	–	3,659	–	–	–	$15,627
iShares MSCI Germany Index Fund	4,374	–	–	4,374	$112,456	–	–
iShares Russell 2000 Index Fund	–	1,400	–	1,400	$125,468	$1,017	–
Master Basic Value LLC	$378,502	$224,439[1]	–	$602,941	$602,941	$3,528	$27,890
Master Large Cap Growth Portfolio	$589,253	$10,522[1]	–	$599,775	$599,775	$3,104	$11,059
Master S&P 500 Stock Portfolio	$608,887	–	$608,887[2]	–	–	$2,599	$467
Master Total Return Portfolio	$323,168	$163,529[1]	–	$486,697	$486,697	$4,753	$857
Master Value Opportunities LLC	$101,627	–	$101,627[2]	–	–	$163	$11,837

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 4,433,988	$ 1,689,413	–	$ 6,123,401

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

14	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	LifePath Active 2050 Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 92.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	21,624	$553,788
BlackRock Commodity Strategies Fund, Institutional Class	8,506	87,780
BlackRock Emerging Markets Fund, Inc., Institutional Class	27,777	573,310
BlackRock Equity Dividend Fund, Institutional Class	27,175	564,960
BlackRock International Fund, Institutional Class	14,794	197,351
BlackRock International Opportunities Portfolio, Institutional Class	5,576	196,872
BlackRock Long-Horizon Equity Fund, Institutional Class	34,358	434,975
iShares Dow Jones U.S. Financial Sector Index Fund	3,087	199,235
iShares Dow Jones U.S. Industrial Sector Index Fund	1,678	130,381
iShares Dow Jones U.S. Real Estate Index Fund	3,290	221,318
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	7,890	263,999
iShares MSCI Germany Index Fund	3,274	84,175
iShares Russell 2000 Index Fund	1,013	90,785
Master Basic Value LLC	$559,667	559,667
Master Large Cap Growth Portfolio	$556,507	556,507

		4,715,103

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 5.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	11,096	$90,652
Master Total Return Portfolio	$161,318	161,318

		251,970

Short-Term Securities – 3.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)	190,340	190,340
Total Affiliated Investment Companies (Cost – $4,626,511*) – 101.3%		5,157,413
Liabilities in Excess of Other Assets – (1.3)%		(64,723)

Net Assets – 100.0%		$5,092,690

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,539,495

Gross unrealized appreciation	$783,399
Gross unrealized depreciation	(165,481)

Net unrealized appreciation	$617,918

BLACKROCK FUNDS II	JANUARY 31, 2013	15

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,655	5,859	8,890	21,624	$553,788	$3,172	$38
BlackRock Commodity Strategies Fund, Institutional Class	–	8,506	–	8,506	$87,780	$18	–
BlackRock Emerging Markets Fund, Inc., Institutional Class	–	30,243	2,466	27,777	$573,310	$8,186	$2,646
BlackRock Equity Dividend Fund, Institutional Class	38,002	7,605	18,433	27,175	$564,960	$3,043	$17,755
BlackRock High Yield Bond Portfolio, BlackRock Class	16,188	305	5,397	11,096	$90,652	$1,966	$3,550
BlackRock International Fund, Institutional Class	18,329	193	3,728	14,794	$197,351	$2,485	$(858)
BlackRock International Opportunities Portfolio, Institutional Class	4,165	1,411	–	5,576	$196,872	$3,055	–
BlackRock Liquidity Funds, TempFund, Institutional Class	123,189	67,151[1]	–	190,340	$190,340	$49	–
BlackRock Long-Horizon Equity Fund, Institutional Class	27,671	6,687	–	34,358	$434,975	$10,147	$7,917
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	6,291	–	6,291	–	–	–	$22,121
iShares Dow Jones U.S. Financial Sector Index Fund	–	3,401	314	3,087	$199,235	–	$661
iShares Dow Jones U.S. Industrial Sector Index Fund	–	1,875	197	1,678	$130,381	$126	$245
iShares Dow Jones U.S. Real Estate Index Fund	–	3,290	–	3,290	$221,318	$2,422	–
iShares Dow Jones U.S. Technology Sector Index Fund	949	–	949	–	–	$260	$1,025
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	–	7,890	–	7,890	$263,999	$8,017	–
iShares MSCI Emerging Markets Index Fund	2,716	–	2,716	–	–	–	$11,599
iShares MSCI Germany Index Fund	3,274	–	–	3,274	$84,175	–	–
iShares Russell 2000 Index Fund	–	1,013	–	1,013	$90,785	$736	–
Master Basic Value LLC	$298,915	$260,752[1]	–	$559,667	$559,667	$3,038	$26,335
Master Large Cap Growth Portfolio	$459,484	$97,023[1]	–	$556,507	$556,507	$2,649	$3,945
Master S&P 500 Portfolio	$496,801	–	$496,801[2]	–	–	$2,107	$374
Master Total Return Portfolio	$214,076	–	$52,758[2]	$161,318	$161,318	$1,605	$329
Master Value Opportunities LLC	$159,908	–	$159,908[2]	–	–	$283	$279

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 3,879,921	$ 1,277,492	–	$ 5,157,413

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $637 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

16	BLACKROCK FUNDS II	JANUARY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 26, 2013